Note 5 - Loans Receivable, Net (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Receivable Loans and Leases, Commitments to Originate or Purchase Loans	$ 13,183	$ 24,692
Loans and Leases Receivable, Related Parties, Ending Balance	100	100	$ 200
Loans and Leases Receivable, Related Parties, Loans Reclassified		100	2,500
Servicing Liability for Others, Unpaid Principal Balance	480,600	471,400	$ 425,500
Fixed Rate Loans [Member]
Receivable Loans and Leases, Commitments to Originate or Purchase Loans	$ 11,000	$ 18,100
Fixed Rate Loans [Member] | Minimum [Member]
Receivable Loans and Leases, Commitments Interest Percentage	4.125%	3.375%
Fixed Rate Loans [Member] | Maximum [Member]
Receivable Loans and Leases, Commitments Interest Percentage	6.375%	5.21%